22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05401_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

February 13, 2001_______________________________________________________________
[Date]

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                     10

Form 13F Information Table Value Total:               $107,670
                                                    -----------
                                                    (thousands)


List of Other Included Managers:                          None

                                            FORM 13F INFORMATION TABLE

                             Title                                                                              Voting Authority
                              of                           Value       Shares/ Sh/  Put/ Invstmt Other      ------------------------
      Name of Issuer         Class         CUSIP         (x$1000)      PrnAmt  Prn Call  Dscretn Managers      Sole   Shared   None
---------------------------  ----------- ----------     ----------   --------- --------- ----------------   ------------------------
Actuate Corporation          Common      00508B102           432        22,576  SH       Sole                  22,576     0       0
Avici Systems, Inc.          Common      05367L109        72,784     2,955,695  SH       Sole               2,955,695     0       0
Broadbase Software, Inc.     Common      11130R100         4,562       729,974  SH       Sole                 729,974     0       0
FVC.COM, Inc.                Common      30266P100           156       156,164  SH       Sole                 156,164     0       0
HearMe                       Common      421903105             5         7,510  SH       Sole                   7,510     0       0
Informix, Inc.               Common      456779107           499       168,112  SH       Sole                 168,112     0       0
Interdent, Inc.              Common      45865R109           836       668,858  SH       Sole                 668,858     0       0
Northpoint Communications    Common      666610100         1,619     4,710,506  SH       Sole               4,710,506     0       0
Portal Software, Inc.        Common      736126103        26,730     3,407,813  SH       Sole               3,407,813     0       0
TUT Systems, Inc.            Common      901103101            47         5,652  SH       Sole                   5,652     0       0
                                          Total          107,670

